INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES, NET
Schedule of classification of inventory

	At lower of cost and net realizable value
	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Raw materials	15,127,071	12,077,632	496,307,047
Finished goods, including service parts	9,250,489	10,104,487	415,224,450
Good in transit	2,087,979	2,123,863	87,276,063
Work in progress	3,422,796	3,338,606	137,193,589
Merchandises	25,343	22,770	935,689
Tools and spare parts	227,703	239,672	9,848,860
TOTAL	30,141,381	27,907,030	1,146,785,700